Variable Interest Entities and Securitizations (Consolidated Assets of Consolidated VIEs as well as Total Assets and Maximum Exposure to Loss for Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Variable Interest Entity [Line Items]
Total assets of MHFG	¥ 272,173,152	¥ 248,780,722	¥ 231,550,700
Significant unconsolidated VIEs- Maximum exposure to loss	1,209,000	979,000
Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	12,631,365	12,153,544
Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	6,497,000	3,621,000
Asset-backed commercial paper/loan programs
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	0	0
Asset-backed commercial paper/loan programs | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	3,370,000	3,082,000
Asset-backed commercial paper/loan programs | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	0	0
Asset-backed securitizations
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	96,000	134,000
Asset-backed securitizations | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	1,668,000	1,514,000
Asset-backed securitizations | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	175,000	224,000
Investments in securitization products
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	0	0
Investments in securitization products | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	385,000	387,000
Investments in securitization products | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	0	0
Investment funds
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	1,113,000	845,000
Investment funds | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	1,908,000	2,294,000
Investment funds | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	6,322,000	3,397,000
Trust arrangements and other
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	0	0
Trust arrangements and other | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	5,300,000	4,877,000
Trust arrangements and other | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	¥ 0	¥ 0